UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number   811-04049

DWS Income Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (201) 593-6408

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
 (Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2011

ITEM 1.	REPORT TO STOCKHOLDERS

MARCH 31, 2011 Semiannual Report to Shareholders

DWS High Income Fund

Contents
4 Performance Summary
7 Information About Your Fund's Expenses
9 Portfolio Summary
11 Investment Portfolio
28 Statement of Assets and Liabilities
30 Statement of Operations
31 Statement of Changes in Net Assets
32 Financial Highlights
36 Notes to Financial Statements
49 Summary of Management Fee Evaluation by Independent Fee Consultant
53 Account Management Resources
54 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality and non-rated securities present greater risk of loss than investments in higher-quality securities. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary March 31, 2011
Average Annual Total Returns as of 3/31/11
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	6.98%	13.40%	9.93%	6.86%	7.35%
Class B	6.56%	12.49%	9.04%	6.03%	6.49%
Class C	6.80%	12.78%	9.10%	6.10%	6.51%
Adjusted for the Maximum Sales Charge
Class A (max 4.50% load)	2.17%	8.30%	8.26%	5.88%	6.86%
Class B (max 4.00% CDSC)	2.56%	9.49%	8.48%	5,89%	6.49%
Class C (max 1.00% CDSC)	5.80%	12.78%	9.10%	6.10%	6.51%
No Sales Charges						Life of Institutional Class*
Institutional Class	7.36%	13.97%	10.26%	7.22%	N/A	10.05%
Credit Suisse High Yield Index+	7.03%	13.64%	11.66%	8.54%	8.99%	10.63%

Sources: Lipper, Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

* Institutional Class shares commenced operations on August 19, 2002. Index returns began on August 31, 2002.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2011 are 0.96%, 1.75%, 1.71% and 0.68% for Class A, Class B, Class C and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

The Fund may charge a 2% fee for redemptions of shares held less than 30 days.

Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS High Income Fund — Class A [] Credit Suisse High Yield Index+

Yearly periods ended March 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Credit Suisse High Yield Index is an unmanaged trader-priced portfolio constructed to mirror the global high-yield debt market.
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Institutional Class
Net Asset Value: 3/31/11	$4.88	$4.88	$4.89	$4.89
9/30/10	$4.77	$4.77	$4.78	$4.77
Distribution Information: Six Months as of 3/31/11: Income Dividends	$.20	$.18	$.18	$.20
Capital Gain Distributions	$.02	$.02	$.02	$.02
March Income Dividend	$.0332	$.0299	$.0302	$.0345
SEC 30-day Yield++	6.02%	5.53%	5.54%	6.58%
Current Annualized Distribution Rate++	8.16%	7.35%	7.41%	8.47%

++ The SEC yield is net investment income per share earned over the month ended March 31, 2011, shown as the annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Current annualized distribution rate is the latest monthly dividend as an annualized percentage of net asset value on March 31, 2011. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Yields and distribution rates are historical, not guaranteed, and will fluctuate.
Lipper Rankings — High Current Yield Funds Category as of 3/31/11
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	267	of	478	56
3-Year	241	of	426	57
5-Year	226	of	356	64
10-Year	114	of	236	49
Class B 1-Year	368	of	478	77
3-Year	322	of	426	76
5-Year	299	of	356	84
10-Year	174	of	236	74
Class C 1-Year	345	of	478	73
3-Year	319	of	426	75
5-Year	295	of	356	83
10-Year	173	of	236	73
Institutional Class 1-Year	194	of	478	41
3-Year	205	of	426	49
5-Year	169	of	356	48

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2010 to March 31, 2011).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended March 31, 2011
Actual Fund Return	Class A	Class B	Class C	Institutional Class
Beginning Account Value 10/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/11	$1,069.80	$1,065.60	$1,068.00	$1,073.60
Expenses Paid per $1,000*	$4.85	$8.96	$8.71	$3.36
Hypothetical 5% Fund Return	Class A	Class B	Class C	Institutional Class
Beginning Account Value 10/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/11	$1,020.24	$1,016.26	$1,016.50	$1,021.69
Expenses Paid per $1,000*	$4.73	$8.75	$8.50	$3.28

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Institutional Class
DWS High Income Fund	.94%	1.74%	1.69%	.65%

For more information, please refer to the Fund's prospectus.

Portfolio Summary
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	3/31/11	9/30/10

Corporate Bonds	97%	93%
Loan Participations and Assignments	2%	6%
Preferred Stocks	1%	—
Cash Equivalents	—	1%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	3/31/11	9/30/10

Consumer Discretionary	20%	20%
Financials	16%	16%
Energy	12%	13%
Materials	12%	12%
Industrials	11%	10%
Telecommunication Services	10%	10%
Information Technology	7%	6%
Consumer Staples	6%	4%
Health Care	3%	5%
Utilities	3%	4%
	100%	100%

Quality (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	3/31/11	9/30/10

BB	15%	15%
B	54%	57%
CCC	27%	25%
CC	1%	0%
Not Rated	3%	3%
	100%	100%

Asset allocation, sector diversification and quality exclude derivatives and are subject to change.

The quality ratings represents the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk and is subject to change.
Interest Rate Sensitivity	3/31/11	9/30/10

Effective Maturity	6.4 years	5.8 years
Effective Duration	4.1 years	3.6 years

Effective maturity is the weighted average of the bonds held by the Fund taking into consideration any available maturity shortening features.

Effective duration is an approximate measure of the Fund's sensitivity to interest rate changes taking into consideration any maturity shortening features.

Interest rate sensitivity is subject to change.

For more complete details about the Fund's investment portfolio, see page 11. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of March 31, 2011 (Unaudited)
		Principal Amount ($) (a)	Value ($)

Corporate Bonds 94.8%
Consumer Discretionary 19.4%
AMC Entertainment, Inc.:
8.0%, 3/1/2014		4,818,000	4,872,202
8.75%, 6/1/2019		5,685,000	6,168,225
American Achievement Corp., 144A, 10.875%, 4/15/2016		2,045,000	2,009,213
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		3,990,000	4,069,800
144A, 8.375%, 11/15/2020		3,510,000	3,650,400
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		720,000	751,500
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		3,990,000	4,179,525
9.625%, 3/15/2018		2,120,000	2,342,600
Beazer Homes USA, Inc., 144A, 9.125%, 5/15/2019		2,170,000	2,194,413
Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014		3,175,000	3,254,375
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		3,950,000	4,167,250
Burlington Coat Factory Warehouse Corp., 144A, 10.0%, 2/15/2019		3,595,000	3,487,150
Cablevision Systems Corp.:
7.75%, 4/15/2018		520,000	561,600
8.0%, 4/15/2020		520,000	566,800
Caeser's Entertainment Operating Co., Inc.:
10.0%, 12/15/2018		6,050,000	5,520,625
11.25%, 6/1/2017		13,410,000	15,237,112
144A, 12.75%, 4/15/2018		2,405,000	2,429,050
CanWest LP, 144A, 9.25%, 8/1/2015**		2,875,000	488,750
Carrols Corp., 9.0%, 1/15/2013		1,810,000	1,814,525
CCO Holdings LLC:
7.0%, 1/15/2019		5,935,000	6,083,375
144A, 7.0%, 1/15/2019		250,000	255,625
7.25%, 10/30/2017		4,005,000	4,185,225
7.875%, 4/30/2018		1,800,000	1,912,500
8.125%, 4/30/2020		1,200,000	1,305,000
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		11,685,000	12,181,612
Claire's Stores, Inc.:
144A, 8.875%, 3/15/2019		2,770,000	2,645,350
9.625%, 6/1/2015 (PIK) (b)		2,684,033	2,582,446
Clear Channel Communications, Inc., 144A, 9.0%, 3/1/2021		1,090,000	1,087,275
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25%, 12/15/2017		775,000	846,688
Series B, 9.25%, 12/15/2017		1,150,000	1,260,688
DineEquity, Inc., 144A, 9.5%, 10/30/2018		7,620,000	8,267,700
DISH DBS Corp.:
7.125%, 2/1/2016		1,820,000	1,942,850
7.875%, 9/1/2019		4,165,000	4,508,612
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015**		3,640,000	18,200
Ford Motor Co., 7.45%, 7/16/2031 (b)		8,215,000	8,893,641
Gannett Co., Inc.:
8.75%, 11/15/2014		1,145,000	1,309,594
9.375%, 11/15/2017		2,295,000	2,593,350
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		1,780,000	1,993,600
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		3,395,000	3,462,900
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		3,020,000	3,854,275
Hertz Corp.:
144A, 6.75%, 4/15/2019		5,175,000	5,129,719
144A, 7.5%, 10/15/2018 (b)		6,940,000	7,182,900
Kabel BW Erste Beteiligungs GmbH, 144A, 7.5%, 3/15/2019		6,175,000	6,329,375
Lear Corp.:
7.875%, 3/15/2018		1,885,000	2,049,938
8.125%, 3/15/2020		1,880,000	2,068,000
Levi Strauss & Co., 7.625%, 5/15/2020		2,080,000	2,085,200
Mediacom LLC, 9.125%, 8/15/2019 (b)		1,745,000	1,867,150
MGM Resorts International:
144A, 4.25%, 4/15/2015		405,000	427,781
7.625%, 1/15/2017		1,530,000	1,443,938
9.0%, 3/15/2020		1,315,000	1,441,569
144A, 10.0%, 11/1/2016 (b)		3,320,000	3,494,300
10.375%, 5/15/2014		2,660,000	3,045,700
11.125%, 11/15/2017		3,585,000	4,104,825
Michaels Stores, Inc., Step-up Coupon, 0% to 11/1/2011, 13.0% to 11/1/2016		1,205,000	1,229,100
Musketeer GmbH, 144A, 9.5%, 3/15/2021	EUR	2,190,000	3,227,813
Needle Merger Sub Corp., 144A, 8.125%, 3/15/2019 (b)		2,205,000	2,227,050
Norcraft Companies LP, 10.5%, 12/15/2015		8,730,000	9,330,187
Norcraft Holdings LP, 9.75%, 9/1/2012		4,356,000	4,312,440
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		3,315,000	3,389,587
Penske Automotive Group, Inc., 7.75%, 12/15/2016		8,910,000	9,210,712
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		2,515,000	2,691,050
Phillips-Van Heusen Corp., 7.375%, 5/15/2020		1,250,000	1,321,875
Regal Entertainment Group, 9.125%, 8/15/2018		1,400,000	1,498,000
Sabre Holdings Corp., 8.35%, 3/15/2016		5,070,000	4,892,550
Sears Holdings Corp., 144A, 6.625%, 10/15/2018		2,640,000	2,560,800
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		1,420,000	1,501,650
144A, 7.804%, 10/1/2020		3,505,000	3,465,464
Simmons Bedding Co., 144A, 11.25%, 7/15/2015		2,445,000	2,637,544
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		2,760,000	3,105,000
Sonic Automotive, Inc.:
5.0%, 10/1/2029		1,180,000	1,550,225
Series B, 9.0%, 3/15/2018		4,530,000	4,813,125
Standard Pacific Corp.:
8.375%, 5/15/2018		1,720,000	1,786,650
144A, 8.375%, 5/15/2018		2,760,000	2,866,950
10.75%, 9/15/2016		3,555,000	4,141,575
Toys "R" Us, Inc., 7.375%, 10/15/2018		1,610,000	1,614,025
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		1,510,000	1,581,725
Travelport LLC:
4.936%***, 9/1/2014		2,640,000	2,392,500
9.0%, 3/1/2016		2,950,000	2,739,812
9.875%, 9/1/2014		2,085,000	2,030,269
11.875%, 9/1/2016		1,210,000	1,128,325
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	4,290,000	6,626,966
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		7,460,000	7,851,650
Univision Communications, Inc.:
144A, 7.875%, 11/1/2020 (b)		1,065,000	1,126,238
144A, 8.5%, 5/15/2021		500,000	517,500
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	1,600,000	2,324,207
144A, 9.75%, 4/15/2018	EUR	3,455,000	5,239,174
Videotron Ltd., 9.125%, 4/15/2018		3,625,000	4,069,062
Visant Corp., 10.0%, 10/1/2017		3,535,000	3,817,800
Visteon Corp., 144A, 6.75%, 4/15/2019 (c)		3,545,000	3,545,000
			297,989,616
Consumer Staples 5.4%
Alliance One International, Inc., 10.0%, 7/15/2016		1,145,000	1,160,744
B&G Foods, Inc., 7.625%, 1/15/2018		1,320,000	1,422,300
Blue Merger Sub, Inc., 144A, 7.625%, 2/15/2019		5,625,000	5,702,344
Bumble Bee Holdco SCA, 144A, 9.625%, 3/15/2018 (PIK) (b)		3,325,000	3,100,562
C&S Group Enterprises LLC, 144A, 8.375%, 5/1/2017 (b)		1,420,000	1,453,725
Central Garden & Pet Co., 8.25%, 3/1/2018		1,765,000	1,848,838
Darling International, Inc., 144A, 8.5%, 12/15/2018		3,515,000	3,822,562
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		1,700,000	1,804,125
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		4,250,000	4,287,187
Michael Foods, Inc., 144A, 9.75%, 7/15/2018 (b)		4,050,000	4,424,625
NBTY, Inc., 144A, 9.0%, 10/1/2018		1,065,000	1,155,525
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		13,632,250	13,172,162
Pilgrim's Pride Corp., 144A, 7.875%, 12/15/2018		5,605,000	5,436,850
Rite Aid Corp.:
7.5%, 3/1/2017		1,675,000	1,675,000
8.0%, 8/15/2020		4,435,000	4,695,556
Smithfield Foods, Inc.:
7.75%, 7/1/2017		10,015,000	10,766,125
10.0%, 7/15/2014		4,375,000	5,151,562
Stater Bros. Holdings, Inc., 144A, 7.375%, 11/15/2018		1,390,000	1,442,125
SUPERVALU, Inc., 8.0%, 5/1/2016 (b)		1,650,000	1,650,000
Tops Holding Corp., 10.125%, 10/15/2015		2,815,000	3,026,125
TreeHouse Foods, Inc., 7.75%, 3/1/2018		1,185,000	1,276,838
US Foodservice:
144A, 10.25%, 6/30/2015 (PIK)		2,540,000	2,670,175
144A, 10.25%, 6/30/2015		1,530,000	1,608,413
			82,753,468
Energy 12.1%
Allis-Chalmers Energy, Inc., 9.0%, 1/15/2014		2,375,000	2,425,469
Arch Coal, Inc., 7.25%, 10/1/2020		855,000	916,988
Belden & Blake Corp., 8.75%, 7/15/2012		15,945,000	15,945,000
Berry Petroleum Co.:
6.75%, 11/1/2020		315,000	324,844
10.25%, 6/1/2014		3,305,000	3,833,800
Bill Barrett Corp., 9.875%, 7/15/2016		2,415,000	2,716,875
BreitBurn Energy Partners LP, 8.625%, 10/15/2020		2,330,000	2,440,675
Bristow Group, Inc., 7.5%, 9/15/2017		3,800,000	3,994,750
Chaparral Energy, Inc., 144A, 8.25%, 9/1/2021		5,155,000	5,309,650
Chesapeake Energy Corp.:
6.875%, 11/15/2020		540,000	583,200
7.25%, 12/15/2018		3,145,000	3,514,537
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		4,500,000	5,242,500
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		1,140,000	1,242,600
8.5%, 12/15/2019		1,140,000	1,262,550
CONSOL Energy, Inc.:
144A, 6.375%, 3/1/2021		715,000	715,894
8.0%, 4/1/2017		5,295,000	5,798,025
8.25%, 4/1/2020		2,395,000	2,655,456
Continental Resources, Inc.:
7.125%, 4/1/2021		1,335,000	1,418,438
7.375%, 10/1/2020		1,560,000	1,677,000
8.25%, 10/1/2019		855,000	945,844
Crestwood Midstream Partners LP, 144A, 7.75%, 4/1/2019 (c)		7,530,000	7,586,475
Crosstex Energy LP, 8.875%, 2/15/2018		2,765,000	3,013,850
Dresser-Rand Group, Inc., 144A, 6.5%, 5/1/2021		3,345,000	3,449,531
Energy Transfer Equity LP, 7.5%, 10/15/2020		1,635,000	1,778,063
Frontier Oil Corp.:
6.875%, 11/15/2018		240,000	250,200
8.5%, 9/15/2016		2,045,000	2,218,825
Genesis Energy LP, 144A, 7.875%, 12/15/2018		2,770,000	2,797,700
Global Geophysical Services, Inc., 10.5%, 5/1/2017		5,975,000	6,423,125
Harvest Operations Corp., 144A, 6.875%, 10/1/2017		1,065,000	1,104,938
Holly Corp., 9.875%, 6/15/2017		4,250,000	4,802,500
Holly Energy Partners LP, 144A, 8.25%, 3/15/2018		2,670,000	2,843,550
Linn Energy LLC:
144A, 7.75%, 2/1/2021		2,670,000	2,850,225
144A, 8.625%, 4/15/2020		2,460,000	2,730,600
MEG Energy Corp., 144A, 6.5%, 3/15/2021		1,880,000	1,910,550
Murray Energy Corp., 144A, 10.25%, 10/15/2015		2,045,000	2,198,375
Newfield Exploration Co., 7.125%, 5/15/2018		5,250,000	5,643,750
Niska Gas Storage US LLC, 8.875%, 3/15/2018		2,610,000	2,838,375
Oasis Petroleum, Inc., 144A, 7.25%, 2/1/2019		930,000	941,625
Offshore Group Investments Ltd., 11.5%, 8/1/2015		2,090,000	2,319,900
OPTI Canada, Inc., 7.875%, 12/15/2014		5,480,000	2,897,550
Petrohawk Energy Corp.:
144A, 7.25%, 8/15/2018		3,270,000	3,368,100
7.25%, 8/15/2018		2,135,000	2,199,050
7.875%, 6/1/2015		1,785,000	1,892,100
10.5%, 8/1/2014		2,225,000	2,555,969
Plains Exploration & Production Co.:
7.0%, 3/15/2017		3,000,000	3,097,500
7.625%, 6/1/2018		5,955,000	6,371,850
8.625%, 10/15/2019		1,620,000	1,802,250
Quicksilver Resources, Inc., 11.75%, 1/1/2016		3,095,000	3,605,675
Range Resources Corp., 6.75%, 8/1/2020		800,000	852,000
Regency Energy Partners LP:
6.875%, 12/1/2018		1,600,000	1,704,000
9.375%, 6/1/2016 (b)		5,775,000	6,569,062
Sabine Pass LNG LP:
7.25%, 11/30/2013		7,095,000	7,254,637
7.5%, 11/30/2016		4,615,000	4,741,912
SandRidge Energy, Inc., 144A, 7.5%, 3/15/2021		2,385,000	2,474,437
SM Energy Co., 144A, 6.625%, 2/15/2019		1,320,000	1,354,650
Southwestern Energy Co., 7.5%, 2/1/2018		2,230,000	2,528,262
Stone Energy Corp.:
6.75%, 12/15/2014		5,200,000	5,174,000
8.625%, 2/1/2017		315,000	328,388
Venoco, Inc., 144A, 8.875%, 2/15/2019		4,695,000	4,695,000
			186,132,644
Financials 14.0%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017 (b)		5,975,000	5,960,062
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		6,360,000	5,851,200
Antero Resources Finance Corp., 9.375%, 12/1/2017		540,000	588,600
Ardagh Packaging Finance PLC:
144A, 7.375%, 10/15/2017 (b)		1,665,000	1,781,550
144A, 7.375%, 10/15/2017	EUR	1,150,000	1,666,449
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		4,745,000	2,847,000
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/15/2016		4,640,000	4,640,000
Bumble Bee Acquisition Corp., 144A, 9.0%, 12/15/2017		5,510,000	5,730,400
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		4,430,000	4,828,700
Chinos Acquisition Corp., 144A, 8.125%, 3/1/2019 (b)		3,330,000	3,267,563
CIT Group, Inc.:
7.0%, 5/1/2015		4,713,700	4,754,945
7.0%, 5/1/2017		15,790,000	15,809,737
CPI International Acquisition, Inc., 144A, 8.0%, 2/15/2018		2,060,000	2,070,300
Dunkin Finance Corp., 144A, 9.625%, 12/1/2018 (b)		1,837,000	1,871,444
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		3,340,000	3,678,175
E*TRADE Financial Corp.:
7.375%, 9/15/2013		11,675,000	11,718,781
12.5%, 11/30/2017 (PIK)		4,818,000	5,745,465
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012**		3,515,149	0
Express LLC, 8.75%, 3/1/2018		2,205,000	2,392,425
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015		1,640,000	1,879,850
Giraffe Acquisition Corp., 144A, 9.125%, 12/1/2018		2,520,000	2,444,400
Hellas Telecommunications Finance SCA, 144A, 8.985%***, 7/15/2015 (PIK)**	EUR	2,522,281	2,145
Hexion US Finance Corp., 8.875%, 2/1/2018		25,710,000	27,188,325
Inmarsat Finance PLC, 144A, 7.375%, 12/1/2017		1,940,000	2,046,700
International Lease Finance Corp.:
144A, 8.875%, 9/15/2015		1,885,000	2,073,500
144A, 9.0%, 3/15/2017		7,685,000	8,645,625
iPayment, Inc., 9.75%, 5/15/2014		3,155,000	3,139,225
National Money Mart Co., 10.375%, 12/15/2016		6,100,000	6,801,500
Navios Maritime Acquisition Corp., 8.625%, 11/1/2017		1,165,000	1,205,775
Nielsen Finance LLC:
144A, 7.75%, 10/15/2018		1,160,000	1,244,100
11.5%, 5/1/2016		793,000	933,758
NII Capital Corp., 7.625%, 4/1/2021		2,720,000	2,781,200
Nuveen Investments, Inc.:
144A, 10.5%, 11/15/2015		4,150,000	4,243,375
10.5%, 11/15/2015		5,740,000	5,897,850
OMEGA Healthcare Investors, Inc., 144A, (REIT), 6.75%, 10/15/2022		115,000	117,444
Pinafore LLC, 144A, 9.0%, 10/1/2018		1,770,000	1,920,450
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		3,215,000	3,359,675
9.25%, 4/1/2015		5,400,000	5,636,250
Reynolds Group Issuer, Inc.:
144A, 6.875%, 2/15/2021		4,230,000	4,261,725
144A, 7.125%, 4/15/2019		3,240,000	3,321,000
144A, 7.75%, 10/15/2016		4,280,000	4,526,100
144A, 8.25%, 2/15/2021		1,750,000	1,732,500
144A, 8.5%, 5/15/2018		4,590,000	4,647,375
144A, 9.0%, 4/15/2019		4,540,000	4,698,900
SLM Corp., 8.0%, 3/25/2020		2,570,000	2,801,300
Susser Holdings LLC, 8.5%, 5/15/2016		1,360,000	1,472,200
Toys "R" Us Property Co. I, LLC, 10.75%, 7/15/2017		3,105,000	3,524,175
Tropicana Entertainment LLC, 9.625%, 12/15/2014**		8,975,000	4,488
Uncle Acquisition 2010 Corp., 144A, 8.625%, 2/15/2019		930,000	976,500
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		1,495,000	1,465,100
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016 (b)		11,135,000	12,666,062
WMG Acquisition Corp., 9.5%, 6/15/2016		2,920,000	3,087,900
			215,949,268
Health Care 2.8%
Aviv Healthcare Properties LP, 144A, 7.75%, 2/15/2019		1,870,000	1,949,475
HCA Holdings, Inc.:
144A, 7.75%, 5/15/2021 (b)		4,625,000	4,821,562
9.25%, 11/15/2016		12,485,000	13,436,981
9.875%, 2/15/2017		270,000	302,400
IASIS Healthcare LLC, 8.75%, 6/15/2014		4,180,000	4,268,825
Mylan, Inc., 144A, 7.875%, 7/15/2020		730,000	793,875
STHI Holding Corp., 144A, 8.0%, 3/15/2018		2,775,000	2,872,125
Valeant Pharmaceuticals International:
144A, 6.75%, 10/1/2017		1,870,000	1,841,950
144A, 7.0%, 10/1/2020		2,930,000	2,842,100
Vanguard Health Holding Co. II, LLC:
8.0%, 2/1/2018		2,430,000	2,487,713
144A, 8.0%, 2/1/2018		2,105,000	2,149,731
Vanguard Health Systems, Inc., 144A, Zero Coupon, 2/1/2016		3,825,000	2,428,875
Warner Chilcott Co., LLC, 144A, 7.75%, 9/15/2018		3,200,000	3,352,000
			43,547,612
Industrials 10.5%
Accuride Corp., 9.5%, 8/1/2018		3,085,000	3,432,062
Actuant Corp., 6.875%, 6/15/2017		2,290,000	2,358,700
Aguila 3 SA, 144A, 7.875%, 1/31/2018		2,425,000	2,473,500
American Airlines, Inc., 144A, 7.5%, 3/15/2016		3,880,000	3,836,350
AMGH Merger Sub, Inc., 144A, 9.25%, 11/1/2018		1,470,000	1,578,413
ARAMARK Corp., 8.5%, 2/1/2015		4,345,000	4,529,662
Armored Autogroup, Inc., 144A, 9.25%, 11/1/2018 (b)		4,685,000	4,766,987
BE Aerospace, Inc.:
6.875%, 10/1/2020		1,600,000	1,656,000
8.5%, 7/1/2018		1,000,000	1,107,500
Belden, Inc.:
7.0%, 3/15/2017		2,840,000	2,907,450
9.25%, 6/15/2019		2,635,000	2,921,556
Boart Longyear Management Pty Ltd., 144A, 7.0%, 4/1/2021		1,560,000	1,599,000
Briggs & Stratton Corp., 6.875%, 12/15/2020		1,545,000	1,618,388
Casella Waste Systems, Inc., 144A, 7.75%, 2/15/2019		3,255,000	3,255,000
Cenveo Corp.:
8.875%, 2/1/2018		7,095,000	7,112,737
144A, 10.5%, 8/15/2016		910,000	914,550
CHC Helicopter SA, 144A, 9.25%, 10/15/2020		7,295,000	7,513,850
Clean Harbors, Inc., 7.625%, 8/15/2016		1,683,000	1,786,084
Congoleum Corp., 9.0%, 12/31/2017 (PIK)		2,232,450	1,562,715
Corrections Corp. of America, 7.75%, 6/1/2017		1,170,000	1,270,913
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		755,000	802,188
Deluxe Corp., 144A, 7.0%, 3/15/2019		1,435,000	1,427,825
DynCorp International, Inc., 144A, 10.375%, 7/1/2017		3,745,000	4,053,962
Florida East Coast Railway Corp., 144A, 8.125%, 2/1/2017		1,750,000	1,826,563
FTI Consulting, Inc., 144A, 6.75%, 10/1/2020		1,510,000	1,528,875
Garda World Security Corp., 144A, 9.75%, 3/15/2017		3,020,000	3,254,050
H&E Equipment Services, Inc., 8.375%, 7/15/2016		4,750,000	4,993,437
Huntington Ingalls Industries, Inc.:
144A, 6.875%, 3/15/2018		1,435,000	1,497,781
144A, 7.125%, 3/15/2021		480,000	500,400
Interline Brands, Inc., 7.0%, 11/15/2018		2,245,000	2,301,125
K. Hovnanian Enterprises, Inc., 10.625%, 10/15/2016		2,865,000	3,044,062
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		3,660,000	3,806,400
8.0%, 2/1/2018		5,545,000	6,044,050
Meritor, Inc.:
8.125%, 9/15/2015		2,385,000	2,480,400
10.625%, 3/15/2018		2,870,000	3,228,750
Navios Maritime Holdings, Inc.:
144A, 8.125%, 2/15/2019		6,000,000	6,045,000
8.875%, 11/1/2017		1,650,000	1,788,188
Oshkosh Corp.:
8.25%, 3/1/2017		585,000	643,500
8.5%, 3/1/2020		1,180,000	1,323,075
Ply Gem Industries, Inc.:
144A, 8.25%, 2/15/2018 (b)		2,200,000	2,260,500
13.125%, 7/15/2014		4,105,000	4,536,025
RailAmerica, Inc., 9.25%, 7/1/2017		2,376,000	2,628,450
RBS Global, Inc. & Rexnord Corp.:
8.5%, 5/1/2018		5,400,000	5,832,000
11.75%, 8/1/2016 (b)		925,000	992,063
Rearden G Holdings EINS GmbH, 144A, 7.875%, 3/30/2020		1,085,000	1,177,225
Sitel LLC, 144A, 11.5%, 4/1/2018		4,540,000	4,227,875
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		1,465,000	1,497,963
7.5%, 10/1/2017		1,730,000	1,859,750
SPX Corp., 144A, 6.875%, 9/1/2017		985,000	1,058,875
Titan International, Inc., 144A, 7.875%, 10/1/2017		7,215,000	7,647,900
TransDigm, Inc., 144A, 7.75%, 12/15/2018		2,820,000	3,027,975
Triumph Group, Inc., 8.0%, 11/15/2017		575,000	615,250
Tutor Perini Corp., 144A, 7.625%, 11/1/2018		2,515,000	2,590,450
United Rentals North America, Inc.:
9.25%, 12/15/2019		6,780,000	7,542,750
10.875%, 6/15/2016		2,520,000	2,910,600
USG Corp., 144A, 9.75%, 8/1/2014		1,675,000	1,834,125
			161,030,824
Information Technology 6.9%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		4,445,000	3,822,700
Allen Systems Group, Inc., 144A, 10.5%, 11/15/2016		1,625,000	1,649,375
Amkor Technology, Inc., 7.375%, 5/1/2018 (b)		1,930,000	1,997,550
Aspect Software, Inc., 144A, 10.625%, 5/15/2017		2,655,000	2,840,850
Avaya, Inc., 144A, 7.0%, 4/1/2019		6,630,000	6,464,250
CDW LLC, 11.0%, 10/12/2015		14,125,000	15,325,625
CommScope, Inc., 144A, 8.25%, 1/15/2019		3,730,000	3,897,850
eAccess Ltd., 144A, 8.25%, 4/1/2018 (c)		2,720,000	2,791,400
Equinix, Inc., 8.125%, 3/1/2018		6,820,000	7,382,650
Fidelity National Information Services, Inc.:
7.625%, 7/15/2017		765,000	829,069
7.875%, 7/15/2020		1,020,000	1,114,350
First Data Corp.:
144A, 7.375%, 6/15/2019 (c)		1,415,000	1,445,069
144A, 8.25%, 1/15/2021		10,605,000	10,578,487
144A, 8.875%, 8/15/2020		3,745,000	4,110,137
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		12,195,000	13,353,525
InterXion Holding NV, 144A, 9.5%, 2/12/2017	EUR	1,615,000	2,494,767
Jabil Circuit, Inc., 7.75%, 7/15/2016		1,130,000	1,282,550
MasTec, Inc., 7.625%, 2/1/2017		3,985,000	4,084,625
MEMC Electronic Materials, Inc., 144A, 7.75%, 4/1/2019		1,910,000	1,955,363
SunGard Data Systems, Inc.:
144A, 7.375%, 11/15/2018		1,060,000	1,083,850
10.25%, 8/15/2015		10,985,000	11,534,250
10.625%, 5/15/2015		2,865,000	3,140,756
Vangent, Inc., 9.625%, 2/15/2015		2,270,000	2,258,650
			105,437,698
Materials 11.1%
Aleris International, Inc., 144A, 7.625%, 2/15/2018		1,765,000	1,769,413
APERAM:
144A, 7.375%, 4/1/2016		1,770,000	1,800,975
144A, 7.75%, 4/1/2018		2,135,000	2,177,700
Appleton Papers, Inc., 11.25%, 12/15/2015		1,681,000	1,630,570
Berry Plastics Corp.:
8.25%, 11/15/2015		5,135,000	5,449,519
9.5%, 5/15/2018		3,000,000	2,985,000
144A, 9.75%, 1/15/2021		3,510,000	3,474,900
Boise Paper Holdings LLC, 8.0%, 4/1/2020		1,375,000	1,485,000
BWAY Parent Co., Inc., 144A, 10.125%, 11/1/2015 (PIK)		1,760,000	1,812,800
Celanese US Holdings LLC, 144A, 6.625%, 10/15/2018		1,510,000	1,555,300
China Lumena New Materials Corp., 144A, 12.0%, 10/27/2014		8,740,000	8,183,262
Clearwater Paper Corp., 144A, 7.125%, 11/1/2018		3,025,000	3,168,687
Compass Minerals International, Inc., 8.0%, 6/1/2019		3,305,000	3,602,450
Crown European Holdings SA, 144A, 7.125%, 8/15/2018	EUR	965,000	1,418,882
Domtar Corp., 10.75%, 6/1/2017		2,940,000	3,675,000
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		11,480,000	11,480,000
Exopack Holding Corp., 11.25%, 2/1/2014		5,465,000	5,622,119
FMG Resources August 2006 Pty Ltd., 144A, 7.0%, 11/1/2015		1,065,000	1,104,938
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		7,287,779	6,559,001
10.0%, 3/31/2015		7,174,400	6,672,192
Graham Packaging Co., LP, 8.25%, 10/1/2018		1,060,000	1,136,850
Graphic Packaging International, Inc.:
7.875%, 10/1/2018		535,000	573,119
9.5%, 6/15/2017		6,355,000	7,054,050
Greif, Inc., 7.75%, 8/1/2019		910,000	994,175
Hexcel Corp., 6.75%, 2/1/2015		1,130,000	1,155,425
Huntsman International LLC:
8.625%, 3/15/2020		580,000	632,200
144A, 8.625%, 3/15/2021		1,065,000	1,160,850
Ineos Finance PLC:
144A, 9.0%, 5/15/2015		2,470,000	2,695,387
144A, 9.25%, 5/15/2015	EUR	925,000	1,412,505
JMC Steel Group, 144A, 8.25%, 3/15/2018		2,770,000	2,832,325
Koppers, Inc., 7.875%, 12/1/2019		3,425,000	3,716,125
Lyondell Chemical Co., 144A, 8.0%, 11/1/2017		2,281,000	2,514,802
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		1,450,000	1,469,938
Momentive Performance Materials, Inc.:
144A, 9.0%, 1/15/2021		6,030,000	6,233,512
144A, 9.5%, 1/15/2021	EUR	2,965,000	4,296,541
Nalco Co., 144A, 6.625%, 1/15/2019		1,890,000	1,944,338
NewMarket Corp., 7.125%, 12/15/2016		6,860,000	7,065,800
Novelis, Inc.:
144A, 8.375%, 12/15/2017		6,035,000	6,532,887
144A, 8.75%, 12/15/2020		3,100,000	3,410,000
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	985,000	1,409,901
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		4,200,000	4,294,500
Phibro Animal Health Corp., 144A, 9.25%, 7/1/2018		545,000	581,788
Polymer Group, Inc., 144A, 7.75%, 2/1/2019		2,335,000	2,407,969
Radnor Holdings Corp., 11.0%, 3/15/2010**		1,510,000	151
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		2,120,000	2,268,400
Silgan Holdings, Inc., 7.25%, 8/15/2016		3,235,000	3,509,975
Solo Cup Co., 10.5%, 11/1/2013		5,080,000	5,308,600
Texas Industries, Inc., 9.25%, 8/15/2020		3,550,000	3,834,000
United States Steel Corp., 7.375%, 4/1/2020		3,860,000	4,043,350
Verso Paper Holdings LLC, 144A, 8.75%, 2/1/2019 (b)		1,015,000	1,055,600
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		7,215,000	7,774,162
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)**		5,530,333	2,046,223
			170,993,156
Telecommunication Services 10.0%
Buccaneer Merger Sub, Inc., 144A, 9.125%, 1/15/2019		1,015,000	1,075,900
Cincinnati Bell, Inc.:
8.25%, 10/15/2017 (b)		9,845,000	9,918,837
8.375%, 10/15/2020		7,925,000	7,786,312
8.75%, 3/15/2018		3,155,000	2,977,531
Clearwire Communications LLC:
144A, 12.0%, 12/1/2015		7,895,000	8,526,600
144A, 12.0%, 12/1/2017 (b)		1,540,000	1,645,875
Cricket Communications, Inc.:
7.75%, 10/15/2020 (b)		13,770,000	13,873,275
10.0%, 7/15/2015		2,380,000	2,612,050
Digicel Group Ltd., 144A, 10.5%, 4/15/2018 (b)		4,005,000	4,585,725
Digicel Ltd., 144A, 8.25%, 9/1/2017		12,540,000	13,292,400
ERC Ireland Preferred Equity Ltd., 144A, 8.093%***, 2/15/2017 (PIK)	EUR	4,185,869	231,959
Frontier Communications Corp.:
7.875%, 4/15/2015		530,000	571,075
8.25%, 4/15/2017		3,170,000	3,423,600
8.5%, 4/15/2020		4,235,000	4,589,681
8.75%, 4/15/2022		545,000	589,963
Intelsat Jackson Holdings SA:
144A, 7.25%, 10/15/2020		5,335,000	5,335,000
144A, 7.5%, 4/1/2021 (c)		7,045,000	7,062,612
11.25%, 6/15/2016		2,895,000	3,086,794
Intelsat Luxembourg SA, 11.5%, 2/4/2017 (PIK)		13,210,312	14,498,317
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		4,630,000	4,624,213
7.875%, 9/1/2018		3,260,000	3,488,200
Pacnet Ltd., 144A, 9.25%, 11/9/2015		1,735,000	1,761,025
Sprint Nextel Corp., 8.375%, 8/15/2017		5,650,000	6,292,687
Telesat Canada, 11.0%, 11/1/2015		12,100,000	13,476,375
West Corp.:
144A, 7.875%, 1/15/2019 (b)		2,170,000	2,210,688
144A, 8.625%, 10/1/2018		565,000	594,663
Windstream Corp.:
7.0%, 3/15/2019		3,405,000	3,430,538
144A, 7.5%, 4/1/2023		2,685,000	2,644,725
144A, 7.75%, 10/15/2020		1,400,000	1,438,500
7.875%, 11/1/2017		6,425,000	6,890,812
8.125%, 9/1/2018		1,730,000	1,846,775
			154,382,707
Utilities 2.6%
AES Corp.:
8.0%, 10/15/2017		2,680,000	2,881,000
8.0%, 6/1/2020		4,120,000	4,449,600
Calpine Corp.:
144A, 7.5%, 2/15/2021		3,725,000	3,855,375
144A, 7.875%, 7/31/2020		4,270,000	4,536,875
Edison Mission Energy, 7.0%, 5/15/2017		12,455,000	9,995,137
Energy Future Holdings Corp., Series P, 5.55%, 11/15/2014 (b)		2,750,000	1,801,250
Ferrellgas LP, 144A, 6.5%, 5/1/2021		935,000	906,950
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		2,675,000	2,895,688
NRG Energy, Inc.:
7.375%, 1/15/2017		1,110,000	1,157,175
144A, 7.625%, 1/15/2018		3,930,000	4,077,375
144A, 8.25%, 9/1/2020		3,740,000	3,889,600
			40,446,025
Total Corporate Bonds (Cost $1,418,434,302)			1,458,663,018

Loan Participations and Assignments 2.1%
Senior Loans*** 2.0%
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/1/2010**		3,500,000	0
Buffets, Inc., Letter of Credit, First Lien, 7.557%, 4/22/2015		650,928	522,370
Charter Communications Operating LLC, Term Loan, 7.25%, 3/6/2014		633,586	644,595
Clear Channel Communications, Inc., Term Loan B, 3.896%, 1/28/2016		4,424,876	3,905,949
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.246%, 3/26/2014		7,436,296	6,572,868
Letter of Credit, 2.303%, 3/26/2014		459,808	406,420
Term Loan, 10.5%, 3/26/2014		2,360,456	2,405,139
IASIS Healthcare LLC, Term Loan, 5.554%, 6/13/2014 (PIK)		5,449,148	5,394,166
Kabel Deutschland GmbH, Term Loan, 8.272%, 11/19/2014 (PIK)	EUR	4,030,868	5,856,158
Roundy's Supermarkets, Inc., Second Lien Term Loan, 10.0%, 4/18/2016		2,585,000	2,625,390
Tribune Co., Term Loan B, LIBOR plus 3.0%, 6/4/2014**		4,948,125	3,458,591
			31,791,646
Sovereign Loan 0.1%
VIP Finance Ireland Ltd., 144A, 6.493%, 2/2/2016		800,000	828,000
Total Loan Participations and Assignments (Cost $36,028,040)			32,619,646

Preferred Security 0.4%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $4,501,807)		6,975,000	5,867,719

	Units	Value ($)

Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (Cost $221,000)	221	221,000

	Shares	Value ($)

Common Stocks 0.1%
Consumer Discretionary 0.1%
Buffets Restaurants Holdings, Inc.*	124,104	496,416
Dex One Corp.*	31,010	150,088
SuperMedia, Inc.*	5,784	36,092
Trump Entertainment Resorts, Inc.*	366	6,674
Vertis Holdings, Inc.*	4,521	80,203
		769,473
Industrials 0.0%
Congoleum Corp.*	6,765,000	7
Quad Graphics, Inc.*	4,378	186,240
		186,247
Materials 0.0%
GEO Specialty Chemicals, Inc.*	136,705	116,199
GEO Specialty Chemicals, Inc. 144A*	12,448	10,581
		126,780
Total Common Stocks (Cost $18,510,581)		1,082,500

Preferred Stocks 0.8%
Financials
Ally Financial, Inc., Series G, 144A, 7.0%	4,670	4,345,727
Ally Financial, Inc., Series A, 8.5%*	148,535	3,707,656
GMAC Capital Trust I, Series 2, 8.125%*	148,000	3,774,000
Total Preferred Stocks (Cost $11,685,388)		11,827,383

Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	7,982	239
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	6,700	40,897
Total Warrants (Cost $1,482,531)		41,136

Securities Lending Collateral 4.8%
Daily Assets Fund Institutional, 0.22% (d) (e) (Cost $74,187,076)	74,187,076	74,187,076

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,565,050,725)+	103.0	1,584,509,478
Other Assets and Liabilities, Net	(3.0)	(45,955,592)
Net Assets	100.0	1,538,553,886

* Non-income producing security.

The following table represents bonds and senior loans that are in default:
Securities	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan**	9.5%	6/1/2010	3,500,000	USD	3,508,969	0
CanWest LP**	9.25%	8/1/2015	2,875,000	USD	2,875,000	488,750
Eaton Vance Corp., CDO II**	13.68%	7/15/2012	3,515,149	USD	1,697,739	0
Fontainebleau Las Vegas Holdings LLC**	11.0%	6/15/2015	3,640,000	USD	3,678,588	18,200
Hellas Telecommunications Finance SCA**	8.985%	7/15/2015	2,522,281	EUR	715,282	2,145
Radnor Holdings Corp**	11.0%	3/15/2010	1,510,000	USD	1,333,438	151
Tribune Co.**	LIBOR plus 3.0%	6/4/2014	4,948,125	USD	4,945,032	3,458,591
Tropicana Entertainment LLC**	9.625%	12/15/2014	8,975,000	USD	7,018,994	4,488
Wolverine Tube, Inc.**	15.0%	3/31/2012	5,530,333	USD	5,530,724	2,046,223
					31,303,766	6,018,548

** Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

*** These securities are shown at their current rate as of March 31, 2011. Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

+ The cost for federal income tax purposes was $1,568,193,602. At March 31, 2011, net unrealized appreciation for all securities based on tax cost was $16,315,876. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $82,233,849 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $65,917,973.

(a) Principal amount stated in US dollars unless otherwise noted.

(b) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at March 31, 2011 amounted to $71,005,798, which is 4.6% of net assets.

(c) When-issued/delayed delivery security.

(d) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(e) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation.

LIBOR: London Interbank Offered Rate.

PIK: Denotes that all or a portion of the income is paid in-kind.

REIT: Real Estate Investment Trust

At March 31, 2011, open credit default swap contracts sold were as follows:
Effective/ Expiration Date	Notional Amount ($) (f)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (g)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/(Depreciation) ($)
6/21/2010 9/20/2013	3,025,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B+	243,301	37,078	206,223
6/21/2010 9/20/2013	9,610,000	2	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B+	772,935	(295,381)	1,068,316
6/21/2010 9/20/2015	4,270,000	3	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B+	381,676	(76,117)	457,793
6/21/2010 9/20/2015	900,000	2	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B+	80,447	(62,061)	142,508
6/21/2010 9/20/2015	2,430,000	4	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B+	217,206	(210,901)	428,107
6/21/2010 9/20/2015	1,500,000	5	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B+	134,079	(142,500)	276,579
12/20/2010 3/20/2016	7,000,000	4	5.0%	Toys "R" Us, Inc., 7.375%, 10/15/2018, CCC+	183,019	169,963	13,056
12/20/2010 3/20/2016	8,170,000	2	5.0%	Sprint Nextel Corp., 6.0%, 12/1/2016, BB-	664,773	718,157	(53,384)
12/20/2010 3/20/2016	5,000,000	5	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B+	447,058	498,351	(51,293)
12/20/2010 3/20/2016	10,000,000	6	5.0%	Smithfield Foods, Inc., 7.75%, 7/1/2017, B-	849,066	727,407	121,659
12/20/2010 3/20/2016	10,000,000	3	5.0%	Neiman Marcus Group, Inc., 9.0%, 10/15/2015, CCC+	228,074	304,744	(76,670)
12/20/2010 3/20/2016	5,000,000	2	5.0%	Levi Strauss & Co., 8.875%, 4/1/2016, B+	88,278	111,061	(22,783)
12/20/2010 3/20/2016	10,000,000	7	5.0%	International Lease Finance Corp., 5.875%, 5/1/2013, BB+	710,612	864,627	(154,015)
12/20/2010 3/20/2016	10,000,000	2	5.0%	HCA, Inc., 6.375%, 1/15/2015, CCC+	636,476	553,049	83,427
3/21/2011 6/20/2016	8,915,000	8	5.0%	Ford Motor Credit Co., LLC, 7.25%, 10/25/2011, BB-	1,106,650	1,116,393	(9,743)
3/21/2011 6/20/2016	4,460,000	8	5.0%	Ally Financial Corp., 6.75%, 12/1/2014, B	455,936	508,645	(52,709)
Total net unrealized appreciation							2,377,071

(f) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(g) The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:

1 Citigroup, Inc.

2 The Goldman Sachs & Co.

3 Bank of America

4 Credit Suisse

5 JPMorgan Chase Securities, Inc.

6 BNP Paribas

7 Morgan Stanley

8 Barclays Bank PLC

At March 31, 2011, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	34,899,500	USD	49,464,069	4/18/2011	21,064	JPMorgan Chase Securities, Inc.

Currency Abbreviations
EUR Euro USD United States Dollar

For information on the Fund's policy and additional disclosures regarding credit default swap contracts and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (h)
Corporate Bonds	$—	$1,443,533,023	$15,129,995	$1,458,663,018
Loan Participations and Assignments	—	32,619,646	0	32,619,646
Preferred Security	—	5,867,719	—	5,867,719
Other Investments	—	—	221,000	221,000
Common Stocks (h)	868,836	—	213,664	1,082,500
Preferred Stock	7,481,656	4,345,727	—	11,827,383
Warrants (h)	—	—	41,136	41,136
Short-Term Investments (h)	74,187,076	—	—	74,187,076
Derivatives (i)	—	2,818,732	—	2,818,732
Total	$82,537,568	$1,489,184,847	$15,605,795	$1,587,328,210
Liabilities
Derivatives (i)	$—	$(420,597)	$—	$(420,597)
Total	$—	$(420,597)	$—	$(420,597)

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2011.

(h) See Investment Portfolio for additional detailed categorizations.

(i) Derivatives include unrealized appreciation (depreciation) on open credit default swap contracts and open forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
	Corporate Bonds	Loan Participations and Assignments	Other Investments
Balance as of September 30, 2010	$15,655,975	$0	$221,000
Realized gain (loss)	(15,543,538)	—	—
Change in unrealized appreciation (depreciation)	21,020,529	0	0
Amortization premium/discount	145,102	—	—
Net purchases (sales)	(6,665,724)	—	—
Transfers into Level 3	517,651 (j)	—	—
Transfers (out) of Level 3	—	—	—
Balance as of March 31, 2011	$15,129,995	$0	$221,000
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2011	$419,994	$0	$0

	Common Stocks	Warrants	Total
Balance as of September 30, 2010	$133,454	$239	$16,010,668
Realized gain (loss)	—	—	(15,543,538)
Change in unrealized appreciation (depreciation)	38,571	40,897	21,099,997
Amortization premium/discount	—	—	145,102
Net purchases (sales)	41,639	—	(6,624,085)
Transfers into Level 3	—	—	517,651
Transfers (out) of Level 3	—	—	—
Balance as of March 31, 2011	$213,664	$41,136	$15,605,795
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2011	$38,571	$40,897	$499,462

Transfers between price levels are recognized at the beginning of the reporting period.

(j) The investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of March 31, 2011 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $1,490,863,649) — including $71,005,798 of securities loaned	$1,510,322,402
Investment in Daily Assets Fund Institutional (cost $74,187,076)*	74,187,076
Total investments, at value (cost $1,565,050,725)	1,584,509,478
Cash	454,867
Deposits from broker for open swap contracts	1,680,000
Receivable for investments sold	32,594,798
Receivable for Fund shares sold	3,013,970
Interest receivable	32,926,853
Unrealized appreciation on open forward foreign currency exchange contracts	21,064
Unrealized appreciation on open swap contracts	2,797,668
Upfront payments paid on swap contracts	5,609,475
Foreign taxes recoverable	60,433
Other assets	74,252
Total assets	1,663,742,858
Liabilities
Foreign cash overdraft, at value (cost $4,230)	4,227
Line of credit loan payable	3,850,000
Payable upon return of securities loaned	74,187,076
Payable for investments purchased	18,396,327
Payable for investments purchased — when-issued/delayed delivery securities	22,255,000
Payable for Fund shares redeemed	1,230,083
Unrealized depreciation on open swap contracts	420,597
Upfront payments received on swap contracts	786,960
Payable upon return of deposit for open swap contracts	1,680,000
Accrued management fee	622,284
Other accrued expenses and payables	1,756,418
Total liabilities	125,188,972
Net assets, at value	$1,538,553,886

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.
Statement of Assets and Liabilities as of March 31, 2011 (Unaudited) (continued)
Net Assets Consist of
Undistributed net investment income	8,832,748
Net unrealized appreciation (depreciation) on: Investments	19,458,753
Swap contracts	2,377,071
Foreign currency	48,803
Accumulated net realized gain (loss)	(1,189,978,007)
Paid-in capital	2,697,814,518
Net assets, at value	$1,538,553,886
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($1,325,464,273 ÷ 271,421,779 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$4.88
Maximum offering price per share (100 ÷ 95.50 of $4.88)	$5.11
Class B Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($29,588,274 ÷ 6,059,498 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$4.88
Class C Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($113,270,506 ÷ 23,168,275 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$4.89
Institutional Class Net Asset Value, offering and redemption price(a) per share ($70,230,833 ÷ 14,372,722 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$4.89

(a) Redemption price per share for shares held less than 30 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended March 31, 2011 (Unaudited)
Investment Income
Income: Interest (net of foreign taxes withheld of $20,505)	$67,244,228
Dividends	81,725
Income distributions — Central Cash Management Fund	16,713
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	131,516
Total income	67,474,182
Expenses: Management fee	3,404,421
Administration fee	759,837
Services to shareholders	849,786
Custodian fee	33,110
Distribution and service fees	2,290,020
Professional fees	64,673
Trustees' fees and expenses	23,144
Reports to shareholders	62,447
Registration fees	39,410
Other	49,885
Total expenses	7,576,733
Net investment income	59,897,449
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	16,709,735
Swap contracts	706,056
Foreign currency	(3,212,426)
14,203,365
Change in net unrealized appreciation (depreciation) on: Investments	27,350,957
Swap contracts	804,256
Foreign currency	1,242,138
29,397,351
Net gain (loss)	43,600,716
Net increase (decrease) in net assets resulting from operations	$103,498,165

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010
Operations: Net investment income	$59,897,449	$122,725,175
Net realized gain (loss)	14,203,365	24,322,387
Change in net unrealized appreciation (depreciation)	29,397,351	83,305,889
Net increase (decrease) in net assets resulting from operations	103,498,165	230,353,451
Distributions to shareholders from: Net investment income: Class A	(52,955,421)	(105,727,078)
Class B	(1,152,258)	(2,876,109)
Class C	(4,075,230)	(8,282,708)
Institutional Class	(2,800,008)	(5,960,583)
Net realized gains: Class A	(5,552,357)	—
Class B	(139,384)	—
Class C	(468,080)	—
Institutional Class	(254,922)	—
Total distributions	(67,397,660)	(122,846,478)
Fund share transactions: Proceeds from shares sold	120,708,570	188,865,568
Reinvestment of distributions	51,973,694	88,861,049
Payments for shares redeemed	(174,802,954)	(398,573,365)
Redemption fees	13,946	58,724
Net increase (decrease) in net assets from Fund share transactions	(2,106,744)	(120,788,024)
Increase from regulatory settlements (see Note H)	—	251,550
Increase (decrease) in net assets	33,993,761	(13,029,501)
Net assets at beginning of period	1,504,560,125	1,517,589,626
Net assets at end of period (including undistributed net investment income of $8,832,748 and $9,918,216, respectively)	$1,538,553,886	$1,504,560,125

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Class A Years Ended September 30,	2011	a	2010	2009		2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$4.77		$4.44	$4.32		$5.24		$5.37		$5.42
Income (loss) from investment operations: Net investment incomeb	.19		.38	.35		.39		.42		.42
Net realized and unrealized gain (loss)	.14		.33	.12		(.90)		(.08)		(.02)
Total from investment operations	.33		.71	.47		(.51)		.34		.40
Less distributions from: Net investment income	(.20)		(.38)	(.35)		(.41)		(.47)		(.45)
Net realized gains	(.02)		—	—		—		—		—
Return of capital	—		—	(.00	)***	—		—		—
Total distributions	(.22)		(.38)	(.35)		(.41)		(.47)		(.45)
Redemption fees	.00	***	.00 ***	.00	***	.00	***	.00	***	.00 ***
Net asset value, end of period	$4.88		$4.77	$4.44		$4.32		$5.24		$5.37
Total Return (%)c	6.98	**	16.69	12.91		(10.40	)d	6.39	d	7.77
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,325		1,294	1,271		1,277		1,715		1,809
Ratio of expenses before expense reductions (%)	.94	*	.96	.96		.99		.97		.96
Ratio of expenses after expense reductions (%)	.94	*	.96	.96		.98		.96		.96
Ratio of net investment income (%)	7.94	*	8.26	9.16		7.92		7.70		7.84
Portfolio turnover rate (%)	43	**	73	69		61		66		100
a For the six months ended March 31, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class B Years Ended September 30,	2011	a	2010	2009		2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$4.77		$4.44	$4.32		$5.24		$5.37		$5.42
Income (loss) from investment operations: Net investment incomeb	.17		.34	.32		.35		.37		.38
Net realized and unrealized gain (loss)	.14		.33	.12		(.90)		(.08)		(.02)
Total from investment operations	.31		.67	.44		(.55)		.29		.36
Less distributions from: Net investment income	(.18)		(.34)	(.32)		(.37)		(.42)		(.41)
Net realized gains	(.02)		—	—		—		—		—
Return of capital	—		—	(.00	)***	—		—		—
Total distributions	(.20)		(.34)	(.32)		(.37)		(.42)		(.41)
Redemption fees	.00	***	.00 ***	.00	***	.00	***	.00	***	.00 ***
Net asset value, end of period	$4.88		$4.77	$4.44		$4.32		$5.24		$5.37
Total Return (%)c	6.56	**	15.74	11.98		(11.13	)d	5.53	d	6.87
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	30		34	44		62		115		165
Ratio of expenses before expense reductions (%)	1.74	*	1.75	1.77		1.81		1.76		1.76
Ratio of expenses after expense reductions (%)	1.74	*	1.75	1.77		1.80		1.76		1.76
Ratio of net investment income (%)	7.14	*	7.46	8.35		7.10		6.90		7.04
Portfolio turnover rate (%)	43	**	73	69		61		66		100
a For the six months ended March 31, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class C Years Ended September 30,	2011	a	2010	2009		2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$4.78		$4.44	$4.33		$5.25		$5.38		$5.43
Income (loss) from investment operations: Net investment incomeb	.17		.35	.32		.35		.38		.38
Net realized and unrealized gain (loss)	.14		.34	.12		(.90)		(.08)		(.02)
Total from investment operations	.31		.69	.44		(.55)		.30		.36
Less distributions from: Net investment income	(.18)		(.35)	(.33)		(.37)		(.43)		(.41)
Net realized gains	(.02)		—	—		—		—		—
Return of capital	—		—	(.00	)***	—		—		—
Total distributions	(.20)		(.35)	(.33)		(.37)		(.43)		(.41)
Redemption fees	.00	***	.00 ***	.00	***	.00	***	.00	***	.00 ***
Net asset value, end of period	$4.89		$4.78	$4.44		$4.33		$5.25		$5.38
Total Return (%)c	6.80	**	15.81	11.80		(11.04	)d	5.59	d	6.94
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	113		110	110		111		162		159
Ratio of expenses before expense reductions (%)	1.69	*	1.71	1.72		1.75		1.72		1.71
Ratio of expenses after expense reductions (%)	1.69	*	1.71	1.72		1.74		1.72		1.71
Ratio of net investment income (%)	7.19	*	7.50	8.40		7.16		6.94		7.09
Portfolio turnover rate (%)	43	**	73	69		61		66		100
a For the six months ended March 31, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of sales charges.
d Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Institutional Class Years Ended September 30,	2011	a	2010	2009		2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$4.77		$4.44	$4.33		$5.25		$5.38		$5.42
Income (loss) from investment operations: Net investment incomeb	.20		.39	.36		.40		.43		.44
Net realized and unrealized gain (loss)	.14		.34	.12		(.90)		(.08)		(.01)
Total from investment operations	.34		.73	.48		(.50)		.35		.43
Less distributions from: Net investment income	(.20)		(.40)	(.37)		(.42)		(.48)		(.47)
Net realized gains	(.02)		—	—		—		—		—
Return of capital	—		—	(.00	)***	—		—		—
Total distributions	(.22)		(.40)	(.37)		(.42)		(.48)		(.47)
Redemption fees	.00	***	.00 ***	.00	***	.00	***	.00	***	.00	***
Net asset value, end of period	$4.89		$4.77	$4.44		$4.33		$5.25		$5.38
Total Return (%)	7.36	**	17.03	13.00		(10.09	)c	6.70	c	8.33	c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	70		67	92		71		31		18
Ratio of expenses before expense reductions (%)	.65	*	.68	.67		.70		.65		.69
Ratio of expenses after expense reductions (%)	.65	*	.68	.67		.69		.64		.68
Ratio of net investment income (%)	8.23	*	8.53	9.45		8.21		8.02		8.12
Portfolio turnover rate (%)	43	**	73	69		61		66		100
a For the six months ended March 31, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS High Income Fund (the "Fund") is a diversified series of DWS Income Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust. The Fund is the successor to DWS High Income Fund, a series of DWS High Income Series (the "Predecessor Fund"). On February 1, 2011, the Predecessor Fund transferred all of its assets and liabilities to the Fund. All financial and other information contained herein for periods prior to February 1, 2011, is that of the Predecessor Fund. This transaction has no material effect on an investment in the Fund.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities and senior loans are valued by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swaps contracts are generally categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains/appreciation and loss/depreciation on investments.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Senior Loans. Senior loans are portions of loans originated by banks and sold in pieces to investors. These US dollar-denominated fixed and floating rate loans ("Loans") in which the Fund invests, are arranged through private negotiations between the borrower and one or more financial institutions ("Lenders"). The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. All Senior Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At September 30, 2010, the Fund had a net tax basis capital loss carryforward of approximately $1,166,149,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until September 30, 2011 ($620,426,000), September 30, 2012 ($194,012,000), September 30, 2013 ($13,591,000), September 30, 2014 ($44,333,000), September 30, 2015 ($38,251,000), September 30, 2016 ($21,744,000), September 30, 2017 ($132,681,000) and September 30, 2018 ($101,111,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2009 through September 30, 2010, the Fund incurred approximately $28,340,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended September 30, 2011.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Under the Act, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As a result of this ordering rule, pre-enactment capital loss carryforwards may expire unused, whereas under the previous rules these losses may have been utilized. This change is effective for fiscal years beginning after the date of enactment.

The Fund has reviewed the tax positions for the open tax years as of September 30, 2010, and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on all Fund shares redeemed or exchanged within 30 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Credit Default Swap Contracts. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. For the six months ended March 31, 2011, the Fund bought or sold credit default swap contracts to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer, or to hedge the risk of default on Fund securities. As a seller in the credit default swap contract, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a US or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund also buys credit default swap contracts in order to hedge against the risk of a credit event on debt securities, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund.

The value of the credit default swap is adjusted daily and the change in value, if any, is recorded daily as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of March 31, 2011 is included in a table following the Fund's Investment Portfolio. For the six months ended March 31, 2011, the investment in credit default swap contracts sold had a total notional value generally indicative of a range from approximately $21,735,000 to $100,280,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended March 31, 2011, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of March 31, 2011 is included in a table following the Fund's Investment Portfolio. For the six months ended March 31, 2011, the investment in forward currency contracts short vs. US dollars had a total contract value generally indicative of a range from approximately $45,068,000 to $55,172,000 and the investment in forward currency contracts long vs. US dollars had a total contract value generally indicative of a range from $0 to approximately $1,629,000.

The following tables summarize the value of the Fund's derivative instruments held as of March 31, 2011 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$2,797,668	$2,797,668
Foreign Exchange Contracts (b)	21,064	—	21,064
	$21,064	$2,797,668	$2,818,732

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized appreciation on open swap contracts

(b) Unrealized appreciation on open forward foreign currency exchange contracts
Liability Derivative	Swap Contracts
Credit Contracts (a)	$(420,597)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Unrealized depreciation on open swap contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended March 31, 2011 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$706,056	$706,056
Foreign Exchange Contracts (b)	(3,156,916)	—	(3,156,916)
	$(3,156,916)	$706,056	$(2,450,860)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from swap contracts

(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)
Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$804,256	$804,256
Foreign Exchange Contracts (b)	1,263,993	—	1,263,993
	$1,263,993	$804,256	$2,068,249

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on swap contracts

(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

C. Purchases and Sales of Securities

During the six months ended March 31, 2011, purchases and sales of investment securities (excluding short-term investments) aggregated $633,366,909 and $655,599,332, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund paid a monthly management fee, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund's average daily net assets	.48%
Next $750 million of such net assets	.45%
Next $1.5 billion of such net assets	.43%
Next $2.5 billion of such net assets	.41%
Next $2.5 billion of such net assets	.38%
Next $2.5 billion of such net assets	.36%
Next $2.5 billion of such net assets	.34%
Over $12.5 billion of such net assets	.32%

Accordingly, for the six months ended March 31, 2011, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate of 0.45% of the Fund's average daily net assets.

The Board of Trustees, including the Independent Trustees, approved the Fund's Investment Management Agreement in November 2010. The Fund's Investment Management Agreement is identical to the Predecessor Fund's Investment Management Agreement and, as a result, in approving the Fund's Investment Management Agreement, the Board relied on its considerations for approving the renewal of the Predecessor Fund's Investment Management Agreement in September 2010. A discussion regarding the basis for the Board's approval of the Predecessor Fund's Investment Management Agreement is contained in the annual report for the period ended September 30, 2010.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2011, the Administration Fee was $759,837, of which $130,770 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended March 31, 2011, the amounts charged to the Fund by DISC were as follows:
Service Provider Fees	Total Aggregated	Unpaid at March 31, 2011
Class A	$478,891	$248,476
Class B	16,513	10,792
Class C	36,064	18,944
Institutional Class	16,534	6,586
	$548,002	$284,798

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended March 31, 2011, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at March 31, 2011
Class B	$119,304	$21,139
Class C	415,697	71,530
	$535,001	$92,669

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pay these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2011, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at March 31, 2011	Annualized Effective Rate
Class A	$1,577,230	$763,636	.24%
Class B	39,310	18,974	.25%
Class C	138,479	48,967	.25%
	$1,755,019	$831,577

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2011, aggregated $75,026.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended March 31, 2011, the CDSC for Class B and C shares aggregated $32,002 and $7,470, respectively. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares. For the six months ended March 31, 2011, DIDI received an aggregate CDSC of $115 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended March 31, 2011, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $10,983, of which $6,537 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Investing in High-Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

F. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

At March 31, 2011, the Fund had a $3,850,000 outstanding loan. Interest expense incurred on the borrowings was $6,156 for the six months ended March 31, 2011. The average dollar amount of the borrowings was $8,208,333, the weighted average interest rate on these borrowings was 1.52% and the Fund had a loan outstanding for eighteen days throughout the period. The borrowings were valued at cost, which approximates fair value.

G. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended March 31, 2011		Year Ended September 30, 2010
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	17,431,726	$84,606,205	28,802,744	$133,409,680
Class B	110,267	538,170	434,301	1,986,260
Class C	2,334,403	11,363,877	3,147,106	14,585,747
Institutional Class	4,984,552	24,200,318	8,357,573	38,883,881
		$120,708,570		$188,865,568
Shares issued to shareholders in reinvestment of distributions
Class A	9,278,033	$44,861,081	16,608,297	$76,507,433
Class B	186,316	900,895	380,387	1,750,202
Class C	715,423	3,464,874	1,255,850	5,795,404
Institutional Class	567,475	2,746,844	1,044,169	4,808,010
		$51,973,694		$88,861,049
Shares redeemed
Class A	(26,568,882)	$(129,038,069)	(60,413,827)	$(278,736,552)
Class B	(1,352,389)	(6,573,660)	(3,664,628)	(16,864,785)
Class C	(2,865,288)	(13,927,076)	(6,265,285)	(28,845,580)
Institutional Class	(5,220,307)	(25,264,149)	(16,088,734)	(74,126,448)
		$(174,802,954)		$(398,573,365)
Redemption fees		$13,946		$58,724
Net increase (decrease)
Class A	140,877	$437,041	(15,002,786)	$(68,765,196)
Class B	(1,055,806)	(5,134,595)	(2,849,940)	(13,128,268)
Class C	184,538	907,797	(1,862,329)	(8,460,394)
Institutional Class	331,720	1,683,013	(6,686,992)	(30,434,166)
		$(2,106,744)		$(120,788,024)

H. Regulatory Settlements

On March 30, 2010, the Fund received $251,550 as part of a settlement with the SEC by a non-affiliated third party broker. The payment is included in "Increase from regulatory settlements" in the Statement of Changes in Net Assets. The amount of the payment was 0.02% of the Fund's average net assets.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 3, 2010

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2010, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, and 2009.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 118 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B and C also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:
For shareholders of Classes A, B, C and Institutional Class:
(800) 621-1048

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Class A	Class B	Class C	Institutional Class
Nasdaq Symbol	KHYAX	KHYBX	KHYCX	KHYIX
CUSIP Number	23337M 107	23337M 206	23337M 305	23337M 404
Fund Number	008	208	308	513

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2010

Notes

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Fund, a series of DWS Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 31, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 31, 2011